Related Party Transactions - Summary of Significant Receivables From and Payables To Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	₨ 4,283		₨ 1,980	$ 68
Amounts payable related party transactions	790		33,535	11
Loans given	770	$ 12	762
Investment in Equity Shares - Quoted	2,711	42	600
Investment in Equity Shares - Unquoted	107		95	2
Guarantees outstanding given / (taken)	1,494		(348,999)	23
Investment in Vedanta Bonds	4,117		5,246	63
Sterlite Technologies Limited ('STL') [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	40		263	1
Amounts payable related party transactions			147
Investment in Equity Shares - Quoted	1,488	23	600
Sterlite Power Transmission Limited ('SPTL')[member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	50		1	1
Amounts payable related party transactions	31			0
Investment in Equity Shares - Unquoted	107		95	2
Konkola Copper Mines ('KCM') [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	3,237		1,475	50
Amounts payable related party transactions	383		79	6
Vedanta Resources Plc [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	695		68	11
Amounts payable related party transactions	212		223	3
Guarantees outstanding given / (taken)			(350,149)
Sterlite Iron and Steel Company Limited ('SISCOL') [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	127		122	2
Loans given	45	1	44
Goa Maritime Private Limited [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	10		10	0
Vedanta Foundation [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	50			1
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	41		23	1
Twinstar Holding Limited [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	33		18	1
Amounts payable related party transactions			24,415
Loans given	650	10	648
Sterlite Power Grid Ventures Limited [member]
Disclosure of transactions between related parties [line items]
Amounts receivable related party transactions	0			0
RoshSkor Township (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Loans given	75	1	70
Hindustan Zinc Limited Provident fund trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	89		29	1
Sesa Resources Limited Employees Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	1		1	0
Sesa Mining Corporation Limited Employees Provident Fund Trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	3		2	0
Sesa group employees provident fund Trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	17		16	0
Balco employees provident fund trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	50		47	1
HZL Superannuation Trust [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	2		2	0
Sesa Group Executives Superannuation scheme Fund [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	2		4	0
Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	0		2	0
Finsider international company limited [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions			7,106
Westglobe limited [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions			785
Welter [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions			677
Volcano [Member]
Disclosure of transactions between related parties [line items]
Guarantees outstanding given / (taken)	1,150		1,150	18
Vedanta Medical Research Foundation ('VMRF') )[member]
Disclosure of transactions between related parties [line items]
Guarantees outstanding given / (taken)	344			5
India Grid trust [member]
Disclosure of transactions between related parties [line items]
Investment in Equity Shares - Quoted	1,223	$ 19
Vedanta [member]
Disclosure of transactions between related parties [line items]
Investment in Vedanta Bonds	₨ 4,117		₨ 5,246	$ 63